Statements of Operations And Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Collaborative research and development and other revenue	$ 7,832	$ 8,256	$ 3,590
Product revenue, net	11,292	11,145	11,736
Total revenues	19,124	19,401	15,326
Operating expenses:
Cost of product revenues	3,905	5,686	4,837
Research and development	24,317	22,429	18,945
Selling, general and administrative	11,566	12,284	12,706
Total operating expenses	39,788	40,399	36,488
Loss from operations	(20,664)	(20,998)	(21,162)
Other income (expense):
Interest and other income (expenses)	237	39	(284)
Interest expense	(2,236)	(1,151)	(6)
Net other income (expense)	(1,999)	(1,112)	(290)
Net loss	(22,663)	(22,110)	(21,452)
Net change in unrealized gain (loss) on available-for-sale securities, net of tax	(101)	86	(5)
Total comprehensive loss	$ (22,764)	$ (22,024)	$ (21,457)
Net loss per share
Basic	$ (0.19)	$ (0.20)	$ (0.21)
Diluted	$ (0.19)	$ (0.20)	$ (0.21)
Weighted-average shares used in computing net loss per share
Basic	118,523	111,666	103,078
Diluted	118,523	111,666	103,078